Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Current assets
Cash	$ 5,366,789	$ 6,727,758	$ 25,806	$ 5,517
Trade and other receivables	186,740	146,403	12,984	44,702
Prepaid expenses and deposits	878,119	81,236	46,151	15,603
Assets held for sale				2,714,341
Total current assets	6,431,648	6,955,397	84,941	2,780,163
Non-current assets
Reclamation deposits	145,052	145,000	144,847	194,750
Property and equipment	6,703,910	6,639,233	6,638,975	3,248,550
Right of use asset	37,522	49,195	72,539	49,870
Total assets	13,318,132	13,788,825	6,941,302	6,273,333
Current liabilities
Trade and other payables	1,123,635	581,772	402,979	699,592
Amounts due to related party	8,687	2,290	16,628	165,457
Convertible debentures	77,600	80,000	78,500	75,000
Lease liability – current portion	39,493	47,559	51,963	21,202
Liabilities held for sale				1,591,097
Total current liabilities	1,249,415	711,621	550,070	2,552,348
Non-current liabilities
Asset retirement obligations	577,308	569,070	552,594	271,402
Convertible debentures				75,000
Lease liability	3,313	8,414	26,986	31,926
Loan payable		32,000	31,400	30,000
Warrant liability	49,140	121,978
Total liabilities	1,879,176	1,443,083	1,161,050	2,960,676
Equity
Common stock	14,338,233	14,356,535	8,976,747	6,453,039
Additional paid-in capital	4,571,720	4,571,535	2,476,717	1,422,477
Accumulated other comprehensive loss	(127,413)	(127,413)	(127,413)	(270,302)
Deficit	(7,343,584)	(6,454,915)	(5,545,799)	(4,292,557)
Total equity	11,438,956	12,345,742	5,780,252	3,312,657
Total liabilities and equity	$ 13,318,132	$ 13,788,825	$ 6,941,302	$ 6,273,333